Inventories	6 Months Ended
Jun. 30, 2026
Inventories [Abstract]
INVENTORIES

NOTE 5 — INVENTORIES

Inventories consisted of the following:

	June 30, 2026	December 31, 2025
	(Unaudited)
Ingredient materials	$452,098	$538,898
Package and other materials	150,974	166,207
Finished goods	139,468	125,492
Total inventories	$742,540	$830,597

The Company’s inventories primarily consist of perishable bakery products with relatively short shelf lives. The Company manages inventory levels through a just-in-time production approach to minimize excess inventory and obsolescence risk. Management assesses net realizable value based on recent sales performance and subsequent sales after the reporting period. As of June 30, 2026 and December 31, 2025, no material inventory write-downs were required.